Financial Assets and Financial Liabilities - Summary of Maximum Exposure Loss from Continuing Involvement Derecognized Financial Assets (Details) - Financial Assets At Fair Value Through Profit Or Loss, Category [Member] - Subordinate debt - KRW (₩)
₩ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	₩ 600	₩ 603
Fair value of continuing involvement	600	603
Discovery 2nd Securitization Specialty Co., Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	564	564
Fair value of continuing involvement	564	564
AP 4D ABS Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	36	39
Fair value of continuing involvement	₩ 36	₩ 39